EARNINGS PER SHARE (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2016 $ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income from continuing operations	¥ 107,652,319	$ 15,879,560	¥ 632,632,403
Net income from discontinued operations	0	0	61,843,311
Total net income	107,652,319	15,879,560	694,475,714
Net income from continuing operations	107,652,319	15,879,560	632,632,403
Less: Net loss attributable to non-controlling interests from continuing operations	(289,572)	(42,714)	(88,040)
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	107,941,891		632,720,443
Net income from discontinued operations	0	0	61,843,311
Less: Net income attributable to non-controlling interests from discontinued operations	0	0	3,722,599
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	0	0	93,780,174
Less:Allocation of net income to participating preferred shares issued by subsidiary	0	$ 0	3,648,178
Net income attributable to Jinkosolar’s ordinary shareholders from discontinued operations	0		61,843,311
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	107,941,891		632,720,443
Dilutive effects of Convertible senior notes			6,142,661
Reversal of change in fair value assumed conversion of warrants	¥ 0		¥ 1,518
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares	127,556,967	127,556,967	125,489,224
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares	128,859,633	128,859,633	135,035,911
Continuing operations:
Basic earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations | (per share)	¥ 0.84	$ 0.16	¥ 5.04
Diluted earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations | (per share)	0.84	0.16	4.73
Discontinued operations
Basic earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations | (per share)	0	0	(0.31)	$ (0.31)
Diluted earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations | (per share)	¥ 0	$ 0	¥ (0.31)	$ (0.31)
Continuing Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income per share for continuing operations	¥ 107,941,891		¥ 638,864,622
Discontinued Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income per share for continuing operations	¥ 0		¥ (39,307,640)
2016 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	0	0	5,212,840
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	1,302,666	1,302,666	2,488,394
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	0	0	1,845,453